SHAREHOLDER’S EQUITY	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
SHAREHOLDER’S EQUITY

NOTE 7. STOCKHOLDERS’ (DEFICIT) EQUITY

Preferred Stock — The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2026 and September 30, 2025, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of March 31, 2026 and September 30, 2025, there were 4,249,090 shares of common stock issued and outstanding, excluding 759,139 and 1,490,880 shares of common stock subject to possible redemption, respectively.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2025 and 2024, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of September 30, 2025 and 2024, there were 4,249,090 shares of common stock issued and outstanding, excluding 1,490,880 and 11,500,000 shares of common stock subject to possible redemption.

GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
SHAREHOLDER’S EQUITY

12.	Shareholder’s Equity

Common Shares:

The Company is authorized to issue an unlimited number of no-par value common shares.

During the three months ended March 31, 2026, the Company received proceeds of $30,000 pursuant to a private placement subscription. Direct and incremental costs of $10,075 were netted against the proceeds, resulting in a net amount of $19,925. As the corresponding 20,000 common shares were not formally issued until April 1, 2026, the proceeds were classified as “Shares to be issued” within shareholder’s equity as of March 31, 2026. During the comparative three months ended March 31, 2025, the Company issued 1,017,000 common shares for cash and non-cash consideration of $858,593.

During the three months ended March 31, 2026, the Company recognized $58,834 of share-based compensation expense in connection with vested awards under the Company’s Equity Incentive Plan (“EIP”) (March 31, 2025: $21,876). See Note 14 – Share-based Compensation for additional details.

Stock split:

On February 5, 2026, the Company affected a 10-for-1 forward stock split of its issued and outstanding common shares. In accordance with ASC 260, Earnings Per Share (EPS), the weighted-average shares outstanding, earnings/(loss) per share, and the exercise prices of the outstanding options and warrants have been retroactively restated on a post-split basis as if the split had occurred at the beginning of the earliest period presented. Accordingly, the number of common shares outstanding as of March 31, 2026 was 26,939,850 shares (December 31, 2025: 26,939,850 shares).

Subscription Receivable:

As of March 31, 2026, the share subscription receivable balance was $71,740 (December 31, 2025: $72,961). This balance is presented as a deduction from shareholder’s equity. Subsequent to the period end, the aggregate obligation was settled in April 2026 through the transfer of GSL common shares to the Company.

8.	Shareholder’s Equity

Common Shares:

The Company is authorized to issue an unlimited number of no par value common shares.

During the year ended December 31, 2023, the Company issued:

●	10,000,000 shares to its parent company, My Next Health Inc.; and
●	593,220 shares against cash received $529,270, less share issue expenses of $126,132 to Trenchant, a related party.

During the year ended December 31, 2024, the Company issued:

●	2,503,030 shares against cash and non-cash consideration of $2,970,030, less share issue expenses of $209,199 to Trenchant;
●	2,385,000 shares against private placements of $1,746,170 against cash and non-cash consideration received; and
●	5,870,000 founder shares to its executives. These shares were valued at $3,449,212 which amount was charged as share compensation expense.

During the year ended December 31, 2025, the Company issued:

●	5,283,000 shares against private placements of $4,950,870 against cash and non-cash consideration received, less share issue expenses of $16,000; and
●	305,600 shares to consultants for providing advisory services to the Company. These shares were valued at $305,600 which amount was charged as expense.

Subsequent to the year end, on February 5, 2026, GNQ affected a 10-for-1 forward stock split of its common shares. In accordance with ASC 260, Earnings Per Share, where the number of common shares outstanding increases due to a stock split (or decreases via reverse split), the weighted-average number of shares, earnings per share, and option and warrant exercise prices, have been retroactively restated on a post-split basis as if the split had occurred at the beginning of the earliest period presented. Accordingly, the number of common shares outstanding as of December 31, 2025 on a post-split basis was 26,939,850 shares (2024: 21,351,250 shares).

Warrants:

During the year ended December 31, 2024, the Company issued 360,880 finder warrants to 2809539 Ontario Inc., a director of Trenchant, a related party, in respect of investment in the Company by Trenchant. These warrants were valued at $176,340 using the Black-Scholes valuation method.

Subscription Receivable:

As part of the Company’s 2024 private placement issuance of common shares, two subscribers each subscribed for 150,000 common shares of the Company at a price of C$1 (equivalent to US$0.7265) per share, for an aggregate subscription of C$150,000 (equivalent to US$108,975) per subscriber. In respect of each subscription, 100,000 shares were settled by way of cash proceeds, with the remaining 50,000 shares representing an obligation of C$50,000 (equivalent to US$36,325) per subscriber. This obligation was to be satisfied through the transfer of common shares of Green Sky Labs Inc. (“GSL”), a related party, at an agreed upon price of C$1.35 (equivalent to approximately US$0.985) per GSL share, resulting in an aggregate obligation to transfer 74,074 GSL common shares to the Company that was settled on April 1, 2026.

The subscription receivable, denominated in Canadian dollars, was initially recognized as at December 31, 2024, and has been translated into US dollars at the closing exchange rate at each balance sheet date in accordance with ASC 830, Foreign Currency Matters. Foreign exchange gains or losses arising from remeasurement at each period end are recognized in the Consolidated Statement of Operations. As at December 31, 2025, the share subscription receivable amounted to $72,961 (2024: $69,498).

Subscription receivable as at December 31, 2025 and 2024 has been shown as deduction in the Statement of Equity. These amounts were settled subsequent to the year end.